Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended
	Dec. 31, 2023	Dec. 18, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025
C000246894
Account Value [Line Items]
Line Graph and Table Measure Name						PlanRock Alternative Growth ETF
Accumulated Value	$ 10,083	$ 10,000	$ 11,040	$ 10,990	$ 11,340		$ 10,896	$ 10,314	$ 10,792	$ 11,978
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Index Net
Accumulated Value	$ 10,141	$ 10,000	$ 10,972	$ 11,287	$ 12,033		$ 11,914	$ 11,756	$ 13,111	$ 14,111